NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
NET LOSS PER SHARE [Abstract]
Disclosure of net loss per share [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
Net loss for the year	$(19,807,021)	$(32,933,645)	$(20,249,424)
Basic weighted average numbers of share outstanding (000's)	69,499	57,032	49,844
Diluted weighted average numbers of shares outstanding (000's)	69,499	57,032	49,844
Loss per share:
Basic	$(0.29)	$(0.58)	$(0.41)
Diluted*	$(0.29)	$(0.58)	$(0.41)